TD Target Return Fund (First Prospectus Summary) | TD Target Return Fund
TD Target Return Fund

Investment Objective

The TD Target Return Fund (formerly, the TDAM Target Return Fund) (the “Target Return Fund”) seeks to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a 5-year period regardless of market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Target Return Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Institutional Class	Advisor Class
Management Fee		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		5.53%	5.92%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		6.18%	6.82%
Fee Waivers and/or Expense Reimbursements	[2]	(5.38%)	(5.77%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.80%	1.05%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Target Return Fund's financial highlights because the financial highlights reflect only the operating expenses of the Target Return Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Target Return Fund through its investments in certain underlying investment companies.
[2]	TDAM USA Inc., the Target Return Fund's investment manager ('TDAM'), has contractually agreed to limit the Target Return Fund's Total Annual Fund Operating Expenses to 0.70% for the Institutional Class and 0.95% for the Advisor Class of the Target Return Fund at least through May 31, 2019. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses. TDAM is entitled to recoup from the Target Return Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Target Return Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2019 unless approved by the Target Return Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Target Return Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Target Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Target Return Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	834	2,144	5,288
Advisor Class	107	949	2,369	5,701

Portfolio Turnover

The Target Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Target Return Fund's performance. During the most recent fiscal year ended January 31, 2017, the Target Return Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Target Return Fund seeks to achieve its investment objective by investing in various asset classes, such as equities, fixed income, and real estate, as described below. The Target Return Fund may seek to gain exposure to such asset classes both by investing in securities or other financial instruments from such asset classes or by investing in mutual funds or exchange-traded funds (“ETFs”) that provide exposure to such asset classes. The Target Return Fund may invest significantly in ETFs.

The Target Return Fund may invest in equity securities and fixed income instruments, or ETFs that provide exposure to equity securities and fixed income instruments, without limit. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, securities or other instruments whose price is linked to the value of common stocks, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Target Return Fund may invest in equity securities of both U.S. and foreign companies, which can be denominated in U.S. dollars or foreign currencies, including equity securities of emerging market issuers. The Target Return Fund may invest in equity securities of companies of any market capitalization.

Fixed income securities include corporate bonds, debentures and notes, Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations of international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, senior loans, term deposits and zero coupon obligations. The Target Return Fund may invest without limit in fixed income instruments that are, at the time of investment, rated below investment grade (lower than BBB- by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or lower than Baa3 by Moody's Investors Service, Inc. (“Moody's”)), or their unrated equivalents (commonly referred to as “junk bonds” or high yield securities). The Target Return Fund's investments in junk bonds may include distressed securities. The Target Return Fund may invest in fixed income instruments denominated in U.S. dollars or foreign currencies, and may invest in fixed income instruments of emerging market issuers. These investments may include fixed income securities of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“Yankee bonds”). The Target Return Fund may invest in securities without regard to their maturity and there are no limits regarding average maturity of the Target Return Fund's portfolio. The Target Return Fund may invest up to 5% of its net assets in ETFs that hold or track the price of gold or other precious metals. By investing in these ETFs, the Target Return Fund seeks to gain exposure to the investment returns of gold or other precious metals without direct investment in physical precious metals. The Target Return Fund will invest in these ETFs to hedge the effects of inflation and to manage downside risk in extreme economic events. The Target Return Fund may allocate a significant portion of its assets to cash.

The Target Return Fund may use derivatives, such as options, futures, forward and swap contracts, to:

     •     gain exposure to securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the security itself);

     •     reduce risks;

     •     enhance income; or

     •     provide downside risk protection for one or more securities to which the Target Return Fund has exposure.

The Target Return Fund may invest in repurchase agreements and other money market securities, which may be used to serve as collateral for the Fund's derivatives investments and/or earn income for the Fund.

The Target Return Fund seeks to achieve total return that exceeds the rate of return of the 1-month Treasury Bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions. TDAM USA Inc., the Target Return Fund's investment manager (the “Investment Manager” or “TDAM”), will generally make investment decisions for the Target Return Fund with a focus on achieving the Target Return Fund's target return while managing downside risk. The Investment Manager will allocate the Target Return Fund's assets across the various asset classes based on its assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as its assessment of prevailing market conditions with the asset classes in the U.S. and around the world.

The Target Return Fund seeks to earn its target return over a 5 year period, which is a full market cycle, because investment returns tend to fluctuate over shorter time periods as market conditions vary. The Target Return Fund expects to produce less volatile returns over time than has been historically associated with equity markets. However, given the Target Return Fund's strategy, the Target Return Fund may not always perform in line with the general securities markets over shorter periods of time. Volatility refers to the tendency of investments and markets to fluctuate in price over time.

In selecting portfolio investments, the Investment Manager considers the macro-economic environment and estimates the potential annual return and correlations of various asset classes. The Investment Manager will attempt to construct the Target Return Fund's portfolio using a combination of asset classes that, in the Investment Manager's view, have the greatest chance of achieving the targeted return while managing overall portfolio risk. The Investment Manager may adjust the Target Return Fund's portfolio to take advantage of valuation anomalies and changes to the macro-economic environment. The Investment Manager will sell an investment when it believes that:

     •     the risk of a security or asset class outweighs the potential return;

     •     the valuation of a security or asset class exceeds expectations; or

     •     capital preservation is at risk due to macro-economic conditions.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Target Return Fund, or the Target Return Fund could underperform other investments. An investment in the Target Return Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Target Return Fund may be subject to the following principal risks:

Stock Market Risk - The market value of the Target Return Fund's investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk - The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Small and Medium Capitalization Companies Risk - The smaller and medium capitalization companies in which the Target Return Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Target Return Fund's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Target Return Fund could lose money investing in an ETF.

Credit Risk - Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's, guarantor's or counterparty's financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

High Portfolio Turnover Risk - A Target Return Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Target Return Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Target Return Fund's portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Target Return Fund performance.

High Yield Securities Risk - Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Income Risk - Depending on market conditions, income-producing common stocks may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact the Target Return Fund's abilities to produce current income while remaining diversified.

Distressed Securities Risk - Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Target Return Fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid.

Interest Rate Risk - Interest rate risk is the risk that the Target Return Fund's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The Target Return Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Senior Loans Risk - Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain senior loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See “Liquidity Risk.” In addition, transactions in senior loans may settle on a delayed basis. As a result, the proceeds from the sale of senior loans may not be readily available to make additional investments or to meet the Target Return Fund's redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Target Return Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders. Also, because the senior loans in which the Target Return Fund invests are typically rated below investment grade, the risks associated with senior loans are similar to the risks of below investment grade securities. See “High Yield Securities Risk.”

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Target Return Fund may have to reinvest the proceeds in lower yielding securities.

Foreign Securities Risk - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity, foreign withholding taxes, different or less robust government regulation of financial markets and institutions, expropriation or nationalization of the operations of foreign issuers, and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk - Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Target Return Fund's investments denominated in foreign currencies or reduce the returns of the Target Return Fund.

Emerging Markets Risk - While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk - To the extent the Target Return Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Target Return Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Gold and Other Precious Metals Risk - The Target Return Fund may invest in ETFs that hold or track the price of gold or other precious metals. The Target Return Fund is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals, including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments may be more volatile than investments in broader equity or debt markets.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Preferred Stock Risk - Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer's creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Mortgage-Backed Securities Risk - The value of the Target Return Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Target Return Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk.”

Collateralized Mortgage Obligations Risk - There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Target Return Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

REIT Risk - Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Yankee Bonds Risk - Investments in Yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Bond Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to Yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

MLP Risk - The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk - Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP's income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Target Return Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Target Return Fund would generally be taxed as dividend income, which would materially reduce the Target Return Fund's cash flow from such MLP unit investment.

Energy Related Risk - Although the Target Return Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Target Return Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Target Return Fund's investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Target Return Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Target Return Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Target Return Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Target Return Fund intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Target Return Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Target Return Fund has insufficient cash to meet margin requirements, the Target Return Fund may need to sell other investments, including at disadvantageous times.

Options - An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Target Return Fund. In addition, the cost of hedging may reduce the Target Return Fund's returns.

Forwards - Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Target Return Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Target Return Fund will not receive any benefit of CFTC regulation when trading forwards.

Swaps - Swap agreements involve the risk that the party with whom the Target Return Fund has entered into the swap will default on its obligation to pay the Target Return Fund and the risk that the Target Return Fund will not be able to meet its obligations to pay the other party to the agreement.

Large Capitalization Stock Risk - By focusing on investments in large-capitalization companies, the Target Return Fund may underperform funds that invest primarily in stocks of smaller-capitalization companies during instances when smaller-capitalization company stocks are in favor.

Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Target Return Fund from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Redemption Risk - The Target Return Fund may experience heavy redemptions that could cause the Target Return Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Target Return Fund's ability to dispose of the underlying securities. The Target Return Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Target Return Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Target Return Fund could experience a loss.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Target Return Fund may not achieve its investment objective.

Performance

The following bar chart and table illustrate the risks of investing in the Target Return Fund. The bar chart shows the Institutional Class' performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Target Return Fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for the Institutional Class shares only. The after-tax returns for the Advisor Class will vary due to the differences in expenses applicable to that Class. Of course, past performance is not necessarily an indication of how the Target Return Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdassetmanagementusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Target Return Fund - Institutional Class

Year-to-date return as of 3/31/17: 1.16%

For the period covered by the bar chart, the highest and lowest quarterly returns were 4.06% (for the quarter ended 9/30/16) and -2.57% (for the quarter ended 9/30/15), respectively.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16

Average Annual Total Returns - -	Label	1 Year	Since Inception	Inception Date
Institutional Class	Institutional Class - Return Before Taxes	11.75%	2.26%	Mar. 21, 2013
Institutional Class | After Taxes on Distributions	Institutional Class - Return After Taxes on Distributions	9.50%	0.74%	Mar. 21, 2013
Institutional Class | After Taxes on Distributions and Sales	Institutional Class - Return After Taxes on Distributions And Sale of Fund Shares	6.75%	1.11%	Mar. 21, 2013
Advisor Class	Advisor Class - Return Before Taxes	11.68%	2.19%	Mar. 21, 2013
Citigroup 1-Month U.S. Treasury Bill Index	Citigroup 1-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees or taxes)	3.22%	3.05%	Mar. 21, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.